Consolidated Statements of Changes in Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional Paid-In Capital (Note 18)	Retained earnings (Notes 6 and 13)	Accumulated comprehensive income (loss) (Notes 7, 10, 13 and 20)	Treasury stock, at cost (Note 13)	Total	Noncontrolling interests
At beginning of year at Mar. 31, 2010	¥ 9,770,879	¥ 937,950	¥ 2,838,927	¥ 5,406,726	¥ (189,606)	¥ (1,205,844)	¥ 7,788,153	¥ 1,982,726
Comprehensive income (loss):
Net income	701,875			509,629			509,629	192,246
Other comprehensive income (loss):
Unrealized gain (loss) on securities	(6,291)				(4,155)		(4,155)	(2,136)
Unrealized gain (loss) on derivative instruments	(1,533)				(1,643)		(1,643)	110
Foreign currency translation adjustments	(44,116)				(32,770)		(32,770)	(11,346)
Pension liability adjustments	(80,503)				(75,534)		(75,534)	(4,969)
Total other comprehensive income (loss)	(132,443)						(114,102)	(18,341)
Total comprehensive income (loss)	569,432						395,527	173,905
Cash dividends	(244,846)			(158,783)			(158,783)	(86,063)
Changes in NTT's ownership interest in subsidiaries	(14,299)		(3,929)				(3,929)	(10,370)
Acquisition of treasury stock	(417)					(417)	(417)
Resale of treasury stock	183		(53)			236	183
Cancellation of treasury stock	(602,892)		(916)	(601,976)		602,892
At end of year at Mar. 31, 2011	10,080,932	937,950	2,834,029	5,155,596	(303,708)	(603,133)	8,020,734	2,060,198
Comprehensive income (loss):
Net income	648,551			467,701			467,701	180,850
Other comprehensive income (loss):
Unrealized gain (loss) on securities	8,238				6,626		6,626	1,612
Unrealized gain (loss) on derivative instruments	(2,231)				(935)		(935)	(1,296)
Foreign currency translation adjustments	(69,369)				(54,924)		(54,924)	(14,445)
Pension liability adjustments	(8,542)				(4,902)		(4,902)	(3,640)
Total other comprehensive income (loss)	(71,904)						(54,135)	(17,769)
Total comprehensive income (loss)	576,647						413,566	163,081
Cash dividends	(255,420)			(167,980)			(167,980)	(87,440)
Changes in NTT's ownership interest in subsidiaries	27,439		(1,864)				(1,864)	29,303
Acquisition of treasury stock	(381,978)					(381,978)	(381,978)
Resale of treasury stock	109			(20)		129	109
Cancellation of treasury stock	(566,551)			(566,551)		566,551
At end of year at Mar. 31, 2012	10,047,729	937,950	2,832,165	4,888,746	(357,843)	(418,431)	7,882,587	2,165,142
Comprehensive income (loss):
Net income	709,739			524,071			524,071	185,668
Other comprehensive income (loss):
Unrealized gain (loss) on securities	146,849				118,689		118,689	28,160
Unrealized gain (loss) on derivative instruments	(4,756)				(687)		(687)	(4,069)
Foreign currency translation adjustments	114,739				92,840		92,840	21,899
Pension liability adjustments	36,458				39,525		39,525	(3,067)
Total other comprehensive income (loss)	293,290						250,367	42,923
Total comprehensive income (loss)	1,003,029						774,438	228,591
Cash dividends	(275,417)			(183,405)			(183,405)	(92,012)
Changes in NTT's ownership interest in subsidiaries	1,317		(4,553)				(4,553)	5,870
Acquisition of treasury stock	(150,066)					(150,066)	(150,066)
Resale of treasury stock	33			(5)		38	33
Cancellation of treasury stock				(566,551)
At end of year at Mar. 31, 2013	¥ 10,626,625	¥ 937,950	¥ 2,827,612	¥ 5,229,407	¥ (107,476)	¥ (568,459)	¥ 8,319,034	¥ 2,307,591